Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Unit price (in dollars per Unit)	$ 64.96		$ 64.96
Series A Redeemable Convertible Preferred Stock
Class A common stock subject to possible redemption (in shares)	6,956,100		6,956,100	0
Series X Redeemable Convertible Preferred Stock
Temporary equity issuance costs	$ 5,889,000
Unit price (in dollars per Unit)	$ 140.78		$ 140.78
Class A common stock subject to possible redemption (in shares)	1,251,971		0
Class A Common Stock
Stock issuance costs		$ 1,592,000	$ 1,592,000
Gores Metropoulos, Inc.
Number of warrants sold		6,666,666	6,666,666
Warrants sold, price per warrant		$ 1.50	$ 1.50
Class A common stock subject to possible redemption (in shares)	38,420,462	38,639,955	38,713,476	0
Class A common stock subject to possible redemption, redemption price	$ 10	$ 10.00	$ 10	$ 10
Gores Metropoulos, Inc. | Class A Common Stock
Unit price (in dollars per Unit)		$ 10.00	$ 10.00
Class A common stock subject to possible redemption (in shares)			38,713,476	0
Conversion Of Simple Agreements For Future Equity Into Temporary Equity | Series A Redeemable Convertible Preferred Stock
Temporary equity issuance costs			$ 3,775,000
Conversion Of Simple Agreements For Future Equity Into Temporary Equity | Series X Redeemable Convertible Preferred Stock
Temporary equity issuance costs		$ 3,775,000